SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
	Dec. 31, 2023 ₪ / shares $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number Outstanding | shares	106,279	106,279
Weighted Average Exercise Price, Outstanding		$ 31.04
Number Exercisable, Exercisable | shares	100,540	100,540
Weighted Average Exercise Price, Exercisable		$ 29.4
20.01-35.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 20.01
Exercise Prices, maximum	$ 35
Number Outstanding | shares	88,913	88,913
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 6 months 21 days
Weighted Average Exercise Price, Outstanding		$ 26.37
Number Exercisable, Exercisable | shares	88,913	88,913
Weighted Average Exercise Price, Exercisable		$ 26.37
35.01-50.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 35.01
Exercise Prices, maximum	$ 50
Number Outstanding | shares	12,450	12,450
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 4 months 28 days
Weighted Average Exercise Price, Outstanding		$ 44.16
Number Exercisable, Exercisable | shares	8,882	8,882
Weighted Average Exercise Price, Exercisable		$ 44.31
50.01-70.00 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 50.01
Exercise Prices, maximum	$ 70
Number Outstanding | shares	2,036	2,036
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 7 months 2 days
Weighted Average Exercise Price, Outstanding		$ 53.61
Number Exercisable, Exercisable | shares	1,305	1,305
Weighted Average Exercise Price, Exercisable		$ 53.61
70.01-102.35 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 70.01
Exercise Prices, maximum	$ 102.35
Number Outstanding | shares	2,880	2,880
Weighted Average Remaining Contractual Life (in years), Outstanding	3 years 5 months 23 days
Weighted Average Exercise Price, Outstanding		$ 102.35
Number Exercisable, Exercisable | shares	1,440	1,440
Weighted Average Exercise Price, Exercisable | ₪ / shares	$ 102.35